Consolidated Statements of Income and Comprehensive Income - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
OPERATING REVENUES:
Net revenues		$ 17,225,630	$ 13,203,049
Net revenues - related parties		213,172	246,386
Total operating revenues		17,438,802	13,449,435
COST OF REVENUES:
Cost of revenues		(907,402)	(722,198)
Cost of revenues - related party		(1,734,761)	(607,679)
Total cost of revenues		(2,642,163)	(1,329,877)
GROSS PROFIT		14,796,639	12,119,558
OPERATING EXPENSES:
Selling and marketing		(4,242,231)	(550,373)
Selling and marketing - related party		(1,762,652)	(124,857)
General and administrative		(6,943,803)	(2,037,762)
General and administrative - related parties		(201,865)	(427,473)
Total operating expenses		(13,150,551)	(3,140,465)
INCOME FROM OPERATIONS		1,646,088	8,979,093
OTHER INCOME
Gain from short-term investment		93,007	29,008
Interest income		139,916	75,544
Other income, net		169,096	4,227
Total other income, net		402,019	108,779
INCOME BEFORE INCOME TAXES		2,048,107	9,087,872
PROVISION FOR INCOME TAX
NET INCOME		2,048,107	9,087,872
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment		1,144,657	(132,280)
COMPREHENSIVE INCOME		$ 3,192,764	$ 8,955,592
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic and diluted (in Shares)	[1]	15,615,729	14,167,041
EARNINGS PER SHARE
Basic and diluted (in Dollars per share)	[1]	$ 0.13	$ 0.64

[1]	gives retroactive effect to the 2-for-1 forward share split and the concurrent surrender of 12.5% of our then outstanding ordinary shares, from our existing shareholders on November 8, 2019 and retroactive effect to the second surrender of 30.0% of our then outstanding ordinary shares, from our existing shareholders on May 28, 2020.